Other reserves, derivative warrant liabilities, and earnouts liabilities - Earnouts liabilities (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Other reserves, derivative warrant liabilities, and earnouts liabilities
Opening balance	$ 11,629,967
Ending balance	$ 13,076,916